Document and Entity Information	May 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2021
Entity Registrant Name	The St. Joe Company
Entity Incorporation, State or Country Code	FL
Entity File Number	1-10466
Entity Tax Identification Number	59-0432511
Entity Address, Address Line One	130 Richard Jackson Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Panama City Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32407
City Area Code	850
Local Phone Number	231-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000745308
Title of 12(b) Security	Common Stock
Trading Symbol	JOE
Security Exchange Name	NYSE